Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Cash and Cash Equivalents
6.	Cash and Cash Equivalents:

(a)	Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2020	2021
	MCh$	MCh$
Cash and due from banks:
Cash (*)	615,842	1,073,601
Current account with the Central Bank (*)	641,890	1,545,472
Deposits in other domestic banks	14,506	129,858
Deposits abroad	1,287,978	964,803
Subtotal - Cash and due from banks	2,560,216	3,713,734

Transactions in the course of collection	(719,692)	115,967
Highly liquid financial instruments (**)	400,014	125,054
Repurchase agreements	34,872	40,369
Total cash and cash equivalents	2,275,410	3,995,124

(*) Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.

(**) It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.

(b)	Transactions in the course of collection:

Transactions in the course of collection are transactions for which the only remaining step is settlement, which will increase or decrease the funds in the Central Bank or in foreign banks, normally occurring within 24 to 48 business hours and are detailed as follows:

	2020	2021
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	123,267	123,051
Funds receivable	39,985	203,395
Subtotal transactions in the course of collection	163,252	326,446

Liabilities
Funds payable	(882,944)	(210,479)
Subtotal transactions in the course of payment	(882,944)	(210,479)
Total transactions in the course of collection	(719,692)	115,967